Supplement dated November 25, 2025, to the Initial Summary Prospectus, Updating Summary Prospectus,

and Prospectus dated May 1, 2025

for Protective Executive Benefits Registered VUL policies
issued by Protective Life Insurance Company

Protective COLI VUL

Supplement dated November 25, 2025, to the Initial Summary Prospectus, Updating Summary Prospectus,

and Prospectus dated May 1, 2025

for Protective Executive Benefits Registered VUL NY policies issued by Protective Life and Annuity Insurance Company

Protective NY COLI VUL

This Supplement amends certain information in your variable universal life insurance policy (“Policy”) initial summary prospectus, updating summary prospectus and prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

The “Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable” section of the table in the “APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Invesco Asset Management Limited are hereby deleted in the following fund:

Invesco® V.I. Global Real Estate Fund - Series I

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-265-1545. Please keep this Supplement for future reference.